Summary of Significant Accounting Policies (Details) - Schedule of ordinary shares reflected in condensed consolidated balance sheets are reconciled - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule of ordinary shares reflected in condensed consolidated balance sheets are reconciled [Abstract]
Gross proceeds		$ 138,000,000
Less:
Ordinary shares issuance costs		(8,119,261)
Plus:
Accretion of carrying value to redemption value	$ 9,499,261
LessAbstract0
Mandatorily redeemable ordinary shares	(41,824,292)
Ordinary shares subject to possible redemption be beginning		139,380,000
Plus:
Accretion of carrying value to redemption value	2,630,486
Ordinary shares subject to possible redemption beginning	$ 100,186,194	$ 9,499,261